CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current
Cash and cash equivalents (Note 3)	$ 33,517,096	$ 46,701,216
Receivables	133,729	203,346
Prepaid expenses	856,358	751,140
Total current assets	34,507,183	47,655,702
Equipment (Note 5)	177,566	288,943
Mineral property interests (Note 6)	44,419,538	48,806,565
Reclamation deposits	474,959	491,808
Other assets	111,252	152,087
Total assets	79,690,498	97,395,105
Current
Accounts payable and accrued liabilities	1,903,472	1,261,206
Loans payable to Oyu Tolgoi LLC (Note 7)	6,355,408	5,978,133
Deferred revenue (Note 8)	34,507,372	37,638,211
Deferred income tax liabilities (Note 11)	3,407,124	7,340,516
Total liabilities	46,173,376	52,218,066
Stockholders' equity
Common stock, no par value, unlimited number authorized, (Note 9) 146,984,385 (December 31, 2013 - 146,734,385) issued and outstanding	177,138,693	177,065,075
Additional paid-in capital	20,346,551	20,095,161
Accumulated other comprehensive income (loss) (Note 14)	(2,850,122)	465,615
Accumulated deficit	(161,118,000)	(152,448,812)
Total stockholders' equity	33,517,122	45,177,039
Total liabilities and stockholders' equity	$ 79,690,498	$ 97,395,105